SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF REVENUE SALES OF READERS CARTRIDGES AND ACCESSORIES

Revenue from the IFPG segment relates to the sale of readers, cartridges and accessories and is summarized as follows:

	Year Ended June 30,
	2023	2022
Sales of goods - cartridges	$724,304	$—
Sales of goods - readers	335,863	—
Other sales	196,705	—
Total revenue	$1,256,872	$—